Commitments and contingencies (Details) - USD ($) $ in Millions	Mar. 21, 2023	May 16, 2022	Jan. 06, 2022	Apr. 01, 2021	Dec. 12, 2019	Oct. 25, 2018	Sep. 30, 2023	Jun. 30, 2022
GR Companies, Inc. | Illinois Assets | Parallel Illinois, LLC
Commitments and contingencies
Total consideration				$ 100.0
Consideration, cash				60.0
Consideration, stock				40.0
Earn out consideration				55.0
Consideration received as deposits				$ 10.0				$ 10.0
Settlement amount							$ 0.5
Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries | Bloom Notes
Commitments and contingencies
Decrease in future principal payments	$ 10.0
Sentia Wellness, Inc
Commitments and contingencies
Damages sought			$ 74.0
Nitin Khanna and Third Party Plaintiffs against Curaleaf
Commitments and contingencies
Damages sought		$ 515.0
Doubling Road Holdings, LLC
Commitments and contingencies
Settlement amount paid to other party						$ 40.1
Doubling Road Holdings, LLC | SVS
Commitments and contingencies
Stock issued for settlement of litigation (in shares)					2,016,859	4,755,548